Not FDIC Insured May Lose Value No Bank Guarantee
38905-Q3PH

Schedule of Investments
(unaudited)
Putnam Tax Exempt Income Fund 2
Notes to Schedule of Investments 14

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited), June 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 102.9%
Alabama 1.4%
a
Black Belt Energy Gas District , Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ... $ 7,690,000 $ 7,697,049
Alaska 1.6%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/39 ...................... 2,575,000 2,391,888
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/44 ...................... 6,930,000 6,013,571
8,405,459
Arizona 2.9%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,100,000 1,043,007
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/51 ............. 2,000,000 1,648,020
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/61 ............. 2,120,000 1,662,161
b
Somerset Academy of Las Vegas, Revenue, 144A, 2021 A, 4%, 12/15/51 ........ 700,000 527,897
City of Phoenix Civic Improvement Corp. , State of Arizona Distribution , Revenue , 2005
B , NATL Insured , 5.5% , 7/01/43 ....................................... 1,000,000 1,127,614
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 3,500,000 3,328,635
Industrial Development Authority of the City of Phoenix Arizona (The) ,
b
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
7/01/35 ........................................................ 100,000 100,021
b
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/35 ........................................................ 150,000 150,033
GreatHearts Arizona Obligated Group, Revenue, 2014 A, 5%, 7/01/44 .......... 1,000,000 983,159
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 1,010,000 1,010,093
b
Industrial Development Authority of the County of Yavapai (The) , Arizona Agribusiness
and Equine Center, Inc. , Revenue , 144A, 2012 , 5% , 3/01/32 ................. 200,000 200,020
Maricopa County Industrial Development Authority ,
GreatHearts Arizona Obligated Group, Revenue, 2017 C, 5%, 7/01/48 .......... 600,000 585,485
Horizon Community Learning Center, Inc., Revenue, 2016, Refunding, 5%, 7/01/35 350,000 350,800
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 250,000 247,510
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 1,900,000 2,034,845
Revenue, 2007-1, 5%, 12/01/37 ....................................... 500,000 521,357
15,520,657
California 6.9%
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 850,000 685,750
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 5,975,000 3,871,947
California Housing Finance Agency , Revenue , 2021-1 , A , 3.5% , 11/20/35 .......... 2,989,690 2,792,426
California Municipal Finance Authority , Terry Manor Senior Housing LP , Revenue , 2024
A , FNMA Insured , 4.2% , 8/01/40 ...................................... 3,585,000 3,474,560
b
California Pollution Control Financing Authority , Channelside Water Resources LP ,
Revenue , 144A, 2012 , 5% , 11/21/45 ................................... 3,500,000 3,324,137
b
City & County of San Francisco , Community Facilities District No. 2016-1 Improvement
Area No. 2 , Special Tax , 144A, 2022 A , 4% , 9/01/42 ........................ 2,000,000 1,772,841
City of Los Angeles ,
Community Facilities District No. 11, Special Tax, 2021, 4%, 9/01/46 ............ 1,460,000 1,241,404
Department of Airports, Revenue, 2021 D, Pre-Refunded, 5%, 5/15/46 .......... 5,000 5,466
Department of Airports, Revenue, 2022 C, Refunding, 4%, 5/15/35 ............. 1,500,000 1,501,115
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%,
4/01/57 ........................................................ 1,600,000 1,106,078
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 2,350,000 1,519,382

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority, (continued)
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. $ 4,300,000 $ 2,859,949
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 3,250,000 2,141,497
FHLMC, Multi-family ML Pass-Through Certificates , 2019-ML05 , A-US , 3.4% , 1/25/36 2,974,666 2,801,105
Los Angeles Department of Water & Power , Power System , Revenue , 2022 A , 5% ,
7/01/46 ......................................................... 1,000,000 1,014,401
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 737,022
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 860,000 764,704
M-S-R Energy Authority , Revenue , 2009 A , 6.5% , 11/01/39 .................... 2,250,000 2,692,009
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/35 ................... 3,000,000 3,146,321
37,452,114
Colorado 4.2%
City & County of Denver ,
Airport System, Revenue, 2022 A, 5.5%, 11/15/35 ......................... 2,000,000 2,200,452
Airport System, Revenue, 2022 A, 5%, 11/15/37 ........................... 1,450,000 1,510,743
Airport System, Revenue, 2022 A, 5.5%, 11/15/38 ......................... 2,100,000 2,255,667
c
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/37 ............... 2,500,000 2,755,122
c
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/38 ............... 3,175,000 3,470,493
Colorado Health Facilities Authority ,
BSLC II Obligated Group, Revenue, Second Tier, 2025, 5.5%, 9/15/54 .......... 1,255,000 1,213,926
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,100,000 3,326,531
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 988,477
Denver Health & Hospital Authority , Revenue , 2025 A , 6% , 12/01/55 ............. 250,000 264,155
d
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , 3.88%,
9/01/34 ......................................................... 5,000,000 3,526,372
Vauxmont Metropolitan District , GO , 2019 , Refunding , AG Insured , 3.25% , 12/15/50 . 1,293,000 966,869
22,478,807
Connecticut 0.7%
Connecticut Housing Finance Authority , Revenue , 2014 B-1 , 4.1% , 11/15/39 ....... 1,685,000 1,632,927
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/34 ........ 1,500,000 1,502,256
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/34 ... 600,000 640,315
3,775,498
Delaware 0.1%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2022 A , Refunding , 4% , 6/01/42 .................. 730,000 599,673
Florida 5.4%
b
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.25% , 7/01/55 ............................................. 335,000 313,444
d
City of Tampa ,
State of Florida Cigarette Tax, Revenue, 2020 A, 5.25%, 9/01/42 .............. 830,000 344,849
State of Florida Cigarette Tax, Revenue, 2020 A, 5.55%, 9/01/49 .............. 2,250,000 610,075
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 890,000 888,302

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp. ,
b
Glenridge on Palmer Ranch Obligated Group, Revenue, 144A, 2021, Refunding, 5%,
6/01/51 ........................................................ $ 1,300,000 $ 1,141,540
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 500,074
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 750,000 577,464
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
4%, 2/01/52 .................................................... 2,250,000 1,796,368
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 1,000,000 920,916
a
Miami-Dade County Housing Finance Authority , Fairfield Running Brook II LP ,
Revenue , 2023 , Mandatory Put , 3.55% , 1/01/26 ........................... 6,525,000 6,529,460
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2022, 4%, 10/01/52 ............... 7,265,000 6,119,153
Orlando Health Obligated Group, Revenue, 2023 A, 5%, 10/01/42 ............. 1,250,000 1,277,101
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 5,000,000 5,081,239
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 315,000 290,075
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 358,058
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 633,808
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 805,000 596,776
b
Village Community Development District No. 15 , Special Assessment , 144A, 2024 ,
4.8% , 5/01/55 .................................................... 700,000 638,197
Volusia County Educational Facility Authority , Embry-Riddle Aeronautical University,
Inc. , Revenue , 2020 A , Refunding , 4% , 10/15/39 .......................... 500,000 478,228
29,095,127
Georgia 1.9%
DeKalb County Housing Authority , HADC 1086 on Montreal LLC , Revenue , 2024 ,
4% , 3/01/34 ...................................................... 5,000,000 4,901,515
a
Main Street Natural Gas, Inc. , Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 ..... 3,300,000 3,478,755
Municipal Electric Authority of Georgia , Revenue , 2024 A , Refunding , BAM Insured ,
5.25% , 1/01/54 ................................................... 1,750,000 1,815,672
10,195,942
Hawaii 0.5%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2025 A ,
Refunding , 5% , 7/01/38 ............................................. 2,500,000 2,755,791
Idaho 0.2%
Idaho Health Facilities Authority , St. Luke's Health System Ltd. Obligated Group ,
Revenue , 2025 A , Refunding , 4.375% , 3/01/53 ............................ 1,515,000 1,334,928
Illinois 7.1%
Chicago Board of Education ,
GO, 2015 C, 5.25%, 12/01/39 ........................................ 1,500,000 1,482,845
GO, 2021 A, 5%, 12/01/35 ........................................... 1,910,000 1,938,867
GO, 2021 A, 5%, 12/01/40 ........................................... 1,800,000 1,765,530
Chicago Housing Authority , Revenue , 2018 A , 5% , 1/01/31 .................... 4,540,000 4,715,988
Chicago O'Hare International Airport , Revenue, Senior Lien , 2022 A , 5.5% , 1/01/55 .. 3,825,000 3,902,358
City of Chicago ,
GO, 2021 A, Refunding, 4%, 1/01/36 ................................... 3,850,000 3,625,336
GO, 2025 A, 6%, 1/01/50 ............................................ 1,500,000 1,548,698
Illinois Finance Authority ,
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 500,000 464,152

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. $ 725,000 $ 646,915
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,500,000 1,221,446
Riverside Health System Obligated Group, Revenue, 2016, Refunding, 4%, 11/15/31 500,000 502,030
University of Illinois, Revenue, 2023 A, 5%, 10/01/48 ....................... 2,500,000 2,517,118
University of Illinois, Revenue, 2023 A, 5.25%, 10/01/53 ..................... 2,500,000 2,537,081
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2022 A , Refunding , 4% , 6/15/52 .................... 2,900,000 2,361,015
St. Clair County Community Unit School District No. 187 Cahokia ,
GO, 2024 A, AG Insured, 5%, 1/01/49 .................................. 1,000,000 1,019,139
GO, 2024 A, AG Insured, 5%, 1/01/54 .................................. 1,000,000 1,012,491
State of Illinois ,
GO, 2017 A, 5%, 12/01/31 ........................................... 2,870,000 2,957,553
GO, 2023 B, 5.25%, 5/01/40 ......................................... 2,650,000 2,758,098
GO, 2023 B, 5.25%, 5/01/41 ......................................... 1,250,000 1,293,928
38,270,588
Indiana 1.7%
Indiana Finance Authority ,
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/43 ....... 1,550,000 1,606,674
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/45 ....... 1,000,000 1,029,913
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2019 A, 5.25%, 2/01/54 ..................................... 3,500,000 3,531,888
Revenue, 2023 B, 4.125%, 2/01/52 .................................... 3,185,000 2,832,672
9,001,147
Iowa 0.9%
Iowa Finance Authority , Lifespace Communities, Inc. Obligated Group , Revenue , 2021
A , Refunding , 4% , 5/15/46 ........................................... 3,850,000 3,186,221
Iowa Higher Education Loan Authority , University of Dubuque , Revenue , 2025 , 6% ,
10/01/55 ........................................................ 1,490,000 1,533,490
4,719,711
Kentucky 1.7%
a
Kentucky Public Energy Authority , Revenue , 2020 A , Mandatory Put , 4% , 6/01/26 ... 5,000,000 5,020,954
Louisville Regional Airport Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/30 ............................... 1,000,000 1,000,447
Revenue, 2014 A, Refunding, 5%, 7/01/31 ............................... 415,000 415,161
Louisville/Jefferson County Metropolitan Government , Norton Healthcare Obligated
Group , Revenue , 2016 A , Refunding , 5% , 10/01/31 ........................ 1,135,000 1,153,610
University of Kentucky , Revenue , 2024 , 5% , 10/01/43 ........................ 1,700,000 1,771,302
9,361,474
Louisiana 1.8%
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC, Revenue, Senior Lien, 2024, 5.5%, 9/01/59 ...... 3,250,000 3,301,133
Ochsner Clinic Foundation Obligated Group, Revenue, 2025 A, Refunding, 5.25%,
5/15/55 ........................................................ 2,500,000 2,540,253
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 A-3 , Refunding ,
Mandatory Put , 2.2% , 7/01/26 ........................................ 4,000,000 3,950,026
9,791,412

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland 0.1%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... $ 750,000 $ 755,576
Massachusetts 0.7%
Massachusetts Housing Finance Agency , Revenue , 2011 A , 5.1% , 12/01/30 ....... 590,000 590,507
Massachusetts Port Authority , Revenue , 2016 B , 4% , 7/01/46 .................. 3,500,000 3,055,746
3,646,253
Michigan 1.4%
City of Detroit ,
GO, 2023 C, 6%, 5/01/43 ............................................ 500,000 539,882
GO, B-1, 4%, 4/01/44 ............................................... 2,137,784 1,672,815
Karegnondi Water Authority , County of Genesee , Revenue , 2018 , Refunding , 5% ,
11/01/36 ........................................................ 1,285,000 1,315,087
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, 4%, 11/15/45 ................ 1,125,000 898,681
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 455,000 442,008
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 695,000 566,235
Michigan Finance Authority ,
College for Creative Studies, Revenue, 2015, Refunding, 5%, 12/01/45 ......... 250,000 222,715
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding,
5.25%, 2/01/32 .................................................. 1,855,000 1,872,385
Michigan State Housing Development Authority , Revenue , 2014 A , 4.45% , 10/01/34 . 100,000 99,998
7,629,806
Minnesota 0.6%
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 1,150,000 1,120,564
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/31 ........................................................ 1,000,000 950,726
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/36 ........................................................ 1,250,000 1,093,995
3,165,285
Mississippi 0.3%
City of Gulfport , Memorial Hospital at Gulfport Obligated Group , Revenue , 2025 , 5.5% ,
7/01/55 ......................................................... 1,875,000 1,906,707
Missouri 3.1%
Health & Educational Facilities Authority of the State of Missouri ,
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/34 .................................................... 2,000,000 1,783,927
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/40 .................................................... 2,300,000 1,824,169
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 1,400,000 1,059,532
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,750,000 1,281,941
Kansas City Industrial Development Authority ,
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 2,700,000 2,675,240
City of Kansas City Airport, Revenue, 2020 A, 4%, 3/01/39 ................... 5,215,000 4,901,404
St. Louis Municipal Finance Corp. ,
City of St. Louis, Revenue, 2020, AG Insured, 5%, 10/01/40 .................. 1,000,000 1,025,954
City of St. Louis, Revenue, 2020, AG Insured, 5%, 10/01/45 .................. 2,250,000 2,262,787
16,814,954

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska 0.5%
Omaha Public Power District , Revenue , 2023 A , 5.25% , 2/01/48 ................ $ 2,500,000 $ 2,604,343
Nevada 1.0%
City of Las Vegas , Special Improvement District No. 818 , Special Assessment , 2024 ,
5% , 12/01/54 ..................................................... 1,200,000 1,107,430
b
City of Sparks , Revenue, Senior Lien , 144A, 2019 A , Refunding , 2.75% , 6/15/28 .... 465,000 454,174
c
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 3,900,000 3,914,915
5,476,519
New Hampshire 2.6%
New Hampshire Business Finance Authority ,
Revenue, 2024-1, A, 4.25%, 7/20/41 ................................... 1,971,758 1,882,587
a
Revenue, 2024-1, A, Mandatory Put, 4.15%, 10/01/34 ...................... 1,500,000 1,450,598
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. 3,376,563 3,093,413
St. Luke's Hospital Obligated Group, Revenue, 2021 B, 4%, 8/15/38 ............ 1,000,000 945,200
St. Luke's Hospital Obligated Group, Revenue, 2021 B, 4%, 8/15/39 ............ 1,100,000 1,025,552
St. Luke's Hospital Obligated Group, Revenue, 2021 B, 4%, 8/15/41 ............ 1,000,000 902,195
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 4,500,000 4,510,966
13,810,511
New Jersey 1.7%
New Jersey Economic Development Authority ,
Port Newark Container Terminal LLC, Revenue, 2017, Refunding, 5%, 10/01/37 ... 3,000,000 3,021,131
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AG Insured,
5%, 6/01/37 .................................................... 1,250,000 1,265,134
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 5.375% , 7/01/53 ...................................... 1,000,000 1,004,007
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5% , 6/01/36 .... 4,000,000 4,056,129
9,346,401
New Mexico 0.7%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 2,000,000 1,680,734
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/32 ...................................................... 2,155,000 2,156,122
3,836,856
New York 10.1%
Brookhaven Local Development Corp. , Long Island Community Hospital at NYU
Langone Health Obligated Group , Revenue , 2020 B , Refunding , 4.5% , 10/01/25 .. 605,000 605,277
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 10,000,000 10,353,136
New York City Housing Development Corp. ,
Revenue, 2019 J, 3.35%, 11/01/65 ..................................... 5,670,000 4,042,256
Revenue, 2020 D 1-B, Refunding, FHA Insured, 2.4%, 11/01/50 ............... 4,000,000 2,393,304
Revenue, 2020 I-1, 2.55%, 11/01/45 .................................... 3,075,000 2,066,547
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, BAM Insured, 3%, 11/15/51 ................... 3,500,000 2,405,215
Port Authority of New York & New Jersey, Revenue, 1WTC 2021, Refunding, 2.75%,
2/15/44 ........................................................ 5,250,000 3,700,576
c
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/54 ............................................... 7,200,000 7,287,080
New York Transportation Development Corp. ,
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 2,000,000 1,687,793

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. $ 3,000,000 $ 2,392,672
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 2,000,000 1,938,920
b
Oneida Indian Nation of New York ,
Revenue, 144A, 2024 A, 8%, 9/01/40 ................................... 575,000 581,425
Revenue, 144A, 2024 B, 6%, 9/01/43 ................................... 825,000 868,700
Port Authority of New York & New Jersey ,
Revenue, 207th, Refunding, 5%, 9/15/29 ................................ 3,525,000 3,665,985
c
Revenue, 218th, 5%, 11/01/49 ........................................ 4,745,000 4,712,359
Triborough Bridge & Tunnel Authority , Sales Tax , Revenue , 2022 A , 5.25% , 5/15/57 .. 5,600,000 5,730,098
54,431,343
North Carolina 0.9%
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 A, 4%,
3/01/36 ........................................................ 900,000 857,455
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 A, 4%,
3/01/41 ........................................................ 1,050,000 931,010
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 A, 4%,
3/01/51 ........................................................ 2,000,000 1,567,262
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024 A,
5%, 10/01/39 ................................................... 250,000 255,984
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024 A,
5.125%, 10/01/54 ................................................ 1,500,000 1,469,383
5,081,094
North Dakota 0.4%
City of Grand Forks , Altru Health System Obligated Group , Revenue , 2021 , Refunding ,
AG Insured , 3% , 12/01/46 ........................................... 2,000,000 1,451,951
North Dakota Housing Finance Agency , Revenue , 2025 A , 5% , 7/01/50 ........... 500,000 496,562
1,948,513
Ohio 2.0%
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 230,000 212,202
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 950,000 818,503
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/53 ...... 2,500,000 2,429,355
Confluence Community Authority , County of Franklin Economic Development ,
Revenue , 2019 , 4% , 5/01/39 ......................................... 750,000 726,904
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2012 , 5% ,
1/01/32 ......................................................... 745,000 745,457
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/34 ............................................. 645,000 648,900
Port of Greater Cincinnati Development Authority , Revenue, Senior Lien , 2024 A ,
Refunding , 5% , 12/01/58 ............................................ 2,740,000 2,726,574
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5.5% , 12/01/43 .............................. 145,000 127,555
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Pre-Refunded,
4%, 1/01/43 .................................................... 15,000 15,463
Department of Transportation, Revenue, 2015, AG Insured, 5%, 12/31/35 ........ 1,750,000 1,750,834
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/41 455,000 399,863
10,601,610

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Others 1.6%
e
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , FRN , 2024-ML22 , A-US ,
4.546% , 10/25/40 .................................................. $ 2,728,203 $ 2,782,461
FHLMC, Multi-family VRD Certificates , Revenue , 2019-ML53 , A , 2.55% , 6/15/35 .... 6,925,000 6,123,293
8,905,754
Pennsylvania 3.5%
Allegheny County Airport Authority , Revenue , 2021 A , AG Insured , 4% , 1/01/46 ..... 3,500,000 3,045,567
Chester County Industrial Development Authority , University Student Housing LLC ,
Revenue , 2013 A , 5% , 8/01/30 ........................................ 845,000 845,157
Indiana County Industrial Development Authority , Foundation for Indiana University of
Pennsylvania (The) , Revenue , 2022 , Refunding , BAM Insured , 4% , 5/01/54 ...... 1,000,000 870,221
Pennsylvania Economic Development Financing Authority , Commonwealth of
Pennsylvania Motor License Fund , Revenue , 2022 , AG Insured , 5.75% , 12/31/62 .. 2,250,000 2,335,925
Pennsylvania Turnpike Commission ,
Revenue, 2019 A, 4%, 12/01/49 ....................................... 2,160,000 1,887,606
Revenue, 2021 B, 3%, 12/01/51 ....................................... 2,000,000 1,372,999
Revenue, A, 4.9%, 12/01/44 .......................................... 5,000,000 5,027,631
Philadelphia Authority for Industrial Development ,
Independence Charter School West, Revenue, 2019, 4%, 6/15/29 ............. 175,000 170,083
Independence Charter School West, Revenue, 2019, 5%, 6/15/39 ............. 500,000 466,197
St. Joseph's University, Revenue, 2017, 5%, 11/01/47 ...................... 2,350,000 2,250,039
Pittsburgh School District , GO , 2021 , 3% , 9/01/38 ........................... 1,000,000 844,727
19,116,152
Rhode Island 0.8%
Rhode Island Student Loan Authority , Revenue, Senior Lien , 2025 A , 5% , 12/01/44 .. 1,000,000 980,491
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 3,250,000 3,222,417
4,202,908
South Carolina 2.7%
Lexington County Health Services District, Inc. ,
Lexington Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/01/31 ..... 750,000 757,539
Lexington Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/01/32 ..... 750,000 754,858
South Carolina Jobs-Economic Development Authority ,
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/44 ..... 1,300,000 1,147,834
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/54 ............. 5,000,000 5,183,801
South Carolina Public Service Authority ,
Revenue, 2016 A, Refunding, 5%, 12/01/36 .............................. 4,000,000 4,007,246
Revenue, 2025 B, Refunding, 5%, 12/01/48 .............................. 2,750,000 2,756,018
14,607,296
South Dakota 0.4%
County of Lincoln ,
Augustana College Association, Revenue, 2021 A, Refunding, 4%, 8/01/41 ...... 1,400,000 1,195,073
Augustana College Association, Revenue, 2021 A, Refunding, 4%, 8/01/56 ...... 1,000,000 750,172
1,945,245
Tennessee 2.9%
a
Johnson City Health & Educational Facilities Board , Roan Hill LP , Revenue , 2023 ,
Mandatory Put , 3.6% , 12/01/26 ....................................... 3,000,000 3,021,797
Knox County Health Educational & Housing Facility Board ,
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5.25%,
7/01/49 ........................................................ 1,250,000 1,269,245

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board, (continued)
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5.5%,
7/01/54 ........................................................ $ 1,000,000 $ 1,025,405
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5.5%,
7/01/59 ........................................................ 1,750,000 1,787,429
Memphis-Shelby County Airport Authority , Revenue , 2021 A , 5% , 7/01/45 ......... 2,000,000 1,982,933
a
Williamson County Industrial Development Board , ECG Wood Duck LP , Revenue ,
2023 , Mandatory Put , 5% , 5/01/27 ..................................... 6,625,000 6,792,045
15,878,854
Texas 8.6%
Arlington Higher Education Finance Corp. ,
Riverwalk Education Foundation, Inc., Revenue, 2019, PSF Guaranty, 4%, 8/15/44 3,600,000 3,268,955
Riverwalk Education Foundation, Inc., Revenue, 2025, PSF Guaranty, 4.5%, 8/15/60 1,000,000 909,906
b
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 1,125,000 1,086,198
Central Texas Turnpike System , Revenue, First Tier , 2020 A , Refunding , 3% , 8/15/40 3,550,000 2,928,773
City of Galveston ,
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.5%, 8/01/40 .............. 500,000 521,001
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.5%, 8/01/41 .............. 500,000 518,785
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.5%, 8/01/42 .............. 500,000 517,024
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.5%, 8/01/43 .............. 400,000 412,310
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.5%, 8/01/44 .............. 550,000 562,574
City of Irving ,
Hotel Venue Tax, Revenue, 2019, Refunding, 5%, 8/15/31 ................... 100,000 102,603
Hotel Venue Tax, Revenue, 2019, Refunding, 5%, 8/15/33 ................... 240,000 244,207
Hotel Venue Tax, Revenue, 2019, Refunding, 5%, 8/15/34 ................... 300,000 304,978
Hotel Venue Tax, Revenue, 2019, Refunding, 5%, 8/15/36 ................... 430,000 433,061
Hotel Venue Tax, Revenue, 2019, Refunding, 5%, 8/15/39 ................... 600,000 584,609
Clifton Higher Education Finance Corp. ,
Braination, Inc., Revenue, 2024, PSF Guaranty, 4.5%, 8/15/54 ................ 2,280,000 2,152,954
IDEA Public Schools, Revenue, 2021 T, PSF Guaranty, 4%, 8/15/40 ............ 1,500,000 1,419,603
IDEA Public Schools, Revenue, 2021 T, PSF Guaranty, 4%, 8/15/47 ............ 1,410,000 1,239,634
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4.25%, 4/01/48 ... 2,525,000 2,335,394
FW Texas Street Public Facility Corp. , Revenue , 2025 , 5% , 5/01/38 .............. 1,500,000 1,491,989
c
Grand Parkway Transportation Corp. , Revenue , 2018 A , 5% , 10/01/48 ........... 4,500,000 4,489,230
Harris County Cultural Education Facilities Finance Corp. , YMCA of the Greater
Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/28 .................... 830,000 829,947
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2025 ,
5.25% , 10/01/54 ................................................... 1,250,000 1,180,582
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 150,000 132,357
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/37 220,000 180,985
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 200,000 160,049
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 250,000 194,850
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 225,000 170,442
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 500,000 349,307
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 600,000 398,822
Lower Colorado River Authority , LCRA Transmission Services Corp. , Revenue , 2022 A ,
Refunding , 6% , 5/15/52 ............................................. 3,250,000 3,479,030
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 2,250,000 2,332,872
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC, Revenue, 2018 B-1, AG Insured, 4%, 7/01/48 1,705,000 1,415,050
Westminster Manor Obligated Group, Revenue, 2021, 4%, 11/01/55 ............ 250,000 198,982
Port Authority of Houston of Harris County Texas , Revenue, First Lien , 2023 , 5% ,
10/01/48 ........................................................ 5,745,000 5,829,434

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
SA Energy Acquisition Public Facility Corp. , Revenue , 2007 , 5.5% , 8/01/25 ........ $ 250,000 $ 250,328
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% , 11/15/37 ....... 2,750,000 2,759,632
b
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 1,175,000 1,067,498
46,453,955
Utah 2.6%
County of Utah , Intermountain Healthcare Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 5/15/41 ............................................. 5,000,000 5,006,644
Utah Charter School Finance Authority ,
Utah Charter Academies, Revenue, 2018, UT CSCE Insured, 5%, 10/15/31 ...... 530,000 545,689
Utah Charter Academies, Revenue, 2018, UT CSCE Insured, 5%, 10/15/33 ...... 420,000 429,860
Utah Charter Academies, Revenue, 2018, UT CSCE Insured, 5%, 10/15/38 ...... 720,000 727,462
Utah Infrastructure Agency ,
Revenue, 2021, 4%, 10/15/32 ........................................ 500,000 493,418
Revenue, 2021, 4%, 10/15/33 ........................................ 1,225,000 1,200,549
Revenue, 2021, 4%, 10/15/34 ........................................ 800,000 775,925
Revenue, 2021, 4%, 10/15/36 ........................................ 300,000 282,795
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 459,708
Revenue, 2021, 4%, 10/15/41 ........................................ 500,000 439,813
Revenue, 2021, 3%, 10/15/45 ........................................ 1,000,000 691,426
Utah State Building Ownership Authority , State of Utah , Revenue , 2022 , 5% , 5/15/41 . 2,960,000 3,104,739
14,158,028
Virginia 1.0%
Henrico County Economic Development Authority , Bon Secours Health System, Inc.
Obligated Group , Revenue , 1992 , AG Insured , ETM, 5.929% , 8/23/27 .......... 5,150,000 5,326,592
Washington 3.6%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/49 .................................................. 3,325,000 3,635,617
Port of Seattle ,
Revenue, 2022 B, Refunding, 5%, 8/01/37 ............................... 1,500,000 1,559,232
Revenue, 2022 B, Refunding, 5%, 8/01/38 ............................... 3,000,000 3,093,138
Revenue, 2022 B, Refunding, 5%, 8/01/41 ............................... 2,000,000 2,024,920
Revenue, 2022 B, Refunding, 5%, 8/01/47 ............................... 1,000,000 994,735
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 3,840,038 3,614,297
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 3,250,063 2,956,996
e
Revenue, FRN, 2024-1, A, 4.085%, 3/20/40 .............................. 1,095,056 1,029,245
b
Provident Group - SH II Properties LLC, Revenue, 144A, 2025 A, BAM Insured,
5.25%, 7/01/64 .................................................. 500,000 491,833
19,400,013
West Virginia 0.2%
County of Ohio ,
Tax Allocation, 2024, Refunding, 5.25%, 6/01/44 ........................... 500,000 495,252
Tax Allocation, 2024, Refunding, 5.25%, 6/01/53 ........................... 750,000 721,696
1,216,948
Wisconsin 3.9%
Public Finance Authority ,
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... 1,427,605 1,432,345
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 2,000,000 1,878,849

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.75%, 7/01/53 ........ $ 2,000,000 $ 1,904,993
b
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 1,600,000 1,627,067
b
Roseman University of Health Sciences, Revenue, 144A, 2022, 4%, 4/01/42 ..... 830,000 701,098
b
Roseman University of Health Sciences, Revenue, 144A, 2022, Pre-Refunded, 4%,
4/01/42 ........................................................ 20,000 21,022
Triad Math & Science Academy Co., Revenue, 2025, Refunding, 5.25%, 6/15/65 .. 250,000 233,824
TrIPs Obligated Group, Revenue, 2012 B, Refunding, 5.25%, 7/01/28 .......... 575,000 575,467
b
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/56 ........................................................ 2,000,000 1,306,579
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/36 ........................................................ 7,825,000 7,761,821
Hmong American Peace Academy Ltd., Revenue, 2020, 5%, 3/15/50 ........... 1,375,000 1,281,086
Marshfield Clinic Health System Obligated Group, Revenue, 2024 A, 5.5%, 2/15/54 2,200,000 2,306,113
21,030,264
U.S. Territories 6.0%
District of Columbia 5.2%
District of Columbia ,
GO, 2023 A, 5%, 1/01/45 ............................................ 5,000,000 5,143,439
International School Obligated Group, Revenue, 2019, 5%, 7/01/39 ............ 2,000,000 2,022,081
KIPP DC Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 .......... 2,500,000 2,541,464
KIPP DC Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/48 .......... 1,250,000 1,218,120
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2022 A, Refunding, 5%, 10/01/31 ....................... 2,500,000 2,703,794
d
Dulles Toll Road, Revenue, Senior Lien, 2010 A, 4.86%, 10/01/37 ............. 11,000,000 6,148,769
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/36 ........ 1,490,000 1,479,199
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/37 ........ 3,140,000 3,077,033
c
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/44 ........ 2,050,000 1,905,512
c
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/53 ........ 2,050,000 1,699,308
27,938,719
Puerto Rico 0.8%
Commonwealth of Puerto Rico , GO , 2022 A-1 , 4% , 7/01/37 .................... 1,550,000 1,478,289
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ...
2,900,000 2,670,124
4,148,413
Total U.S. Territories .................................................................... 32,087,132
Total Municipal Bonds (Cost $581,315,715) .....................................
555,840,289
a a a a
Short Term Investments 0.3%
U.S. Government and Agency Securities 0.1%
d,f
U.S. Treasury Bills, 4.22%, 10/02/25 ..................................... 400,000 395,639
Total U.S. Government and Agency Securities (Cost $395,920) ....................
395,639

Putnam Tax Exempt Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2025, the Fund had the following futures contracts outstanding.
See A bbreviations on page 16 .
Short Term Investments
(continued)
a a
Shares
a
Value
a
Money Market Funds 0.2%
g,h
Putnam Short Term Investment Fund, Class P, 4.581% ....................... 1,244,814 $ 1,244,814
Total Money Market Funds (Cost $1,244,814) ...................................
1,244,814
Total Short Term Investments (Cost $1,640,734) .................................
1,640,453
a
Total Investments (Cost $582,956,449) 103.2% ..................................
$557,480,742
Floating Rate Notes Issued (4.0)% .............................................
(21,656,004)
Other Assets, less Liabilities 0.8% .............................................
4,534,351
Net Assets 100.0% ...........................................................
$540,359,089
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $32,342,037, representing 6.0% of net assets.
c
Underlying security in a tender option bond transaction. These securities have been segregated as collateral for financing transactions.
d
The rate shown represents the yield at period end.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $360,031, representing 0.1% net assets.
g
See Note
3
regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Short 58 $ 6,909,250 9/19/25 $ (223,871)
Total Futures Contracts ...................................................................... $(223,871)
*
As of period end.

Putnam Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Tax Exempt Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $9,638,253 $92,581,564 $(100,975,003) $— $— $1,244,814 1,244,814 $407,250
Total Affiliated Securities ... $9,638,253 $92,581,564 $(100,975,003) $— $— $1,244,814 $407,250
Level 1 Level 2 Level 3 Total
Putnam Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 555,840,289 $ — $ 555,840,289
Short Term Investments ................... 1,244,814 395,639 — 1,640,453
Total Investments in Securities ........... $1,244,814 $556,235,928 $— $557,480,742
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 223,871 $ — $ — $ 223,871
Total Other Financial Instruments ......... $223,871 $— $— $223,871
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax Exempt Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
ETM Escrow to Maturity
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GO General Obligation
NATL National Reinsurance Corp.
PSF Permanent School Fund
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.